Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
14	SEGMENT REPORTING

i)	Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Cleaning service	Acting as a contractor to provide long-term cleaning service to the client, the cleaning services are mainly provided to the hotels and shopping mall, including the areas of toilet, common area, bin center, elevator and etc.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.

ii)	Information about reportable segment

The CODM evaluates operating segments based on revenue and Segment profit (loss). Total revenue for reportable segments equals consolidated revenue for the Group. Segment profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.

	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2023
Segment Revenue	18,565,897	13,206,389	–	31,772,286
Cost of revenue	(17,156,622)	(10,963,884)	–	(28,120,506)
Other income	1,212,231	618,668	–	1,830,899
Selling and marketing expenses	(46,188)	(145,394)	–	(191,582)
General and administrative expenses	(904,227)	(606,278)	(2,335,862)	(3,846,367)
Other expenses	(14,214)	(13,567)	-	(27,781)
Finance cost	(160,662)	(58,086)	(109,862)	(328,610)
Income tax expenses	(133,672)	(90,630)	–	(224,302)
Segment Profit (loss)	1,362,543	1,947,218	(2,445,724)	864,037

2022 (As revised2)
Segment Revenue	13,221,770	6,800,759	–	20,022,529
Cost of revenue	(11,899,993)	(5,550,138)	–	(17,450,131)
Other income	1,899,039	53,381	–	1,952,420
Selling and marketing expenses	(62,328)	(263,350)	–	(325,678)
General and administrative expenses	(746,604)	(77,997)	(2,084,566)	(2,909,167)
Other expenses	(57,111)	(2)	–	(57,113)
Finance cost	(285,368)	-	(44,002)	(329,370)
Income tax expenses	(107,220)	(34,930)	–	(142,150)
Segment Profit (loss)	1,962,185	927,723	(2,128,568)	761,340

2021 (As revised2)
Segment Revenue	12,458,390	5,002,383	–	17,460,773
Cost of revenue	(11,396,564)	(3,765,821)	–	(15,162,385)
Other income	812,554	183,539	–	996,093
Selling and marketing expenses	(73,846)	(115,296)	–	(189,142)
General and administrative expenses	(576,479)	(74,872)	(1,925,848)	(2,577,199)
Other expenses	(10,362)	(18)	–	(10,380)
Finance cost	(169,608)	–	–	(169,608)
Income tax (expenses) benefit	(7,963)	22,671	–	14,708
Segment Profit (loss)	1,036,122	1,252,586	(1,925,848)	362,860

Revenue reported above represents revenue generated from external customers. There were inter-segment sales of $281,656 and $253,541 and $222,995 for the years ended December 31, 2023 and 2022 and 2021 respectively.

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore. Other non-current assets such as right-of-use assets are predominantly regional assets that are not attributed to a segment.

Segment assets and liabilities

	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2023
Total Assets	4,746,652	3,627,009	2,296,429	10,670,090
Total Liabilities	4,151,935	1,256,192	1,120,450	6,528,577

2022 (As revised)
Total Assets	4,225,542	1,215,619	326,621	5,767,782
Total Liabilities	3,334,951	325,222	1,165,960	4,826,133

Geographic allocation

All business units of the Group are operating in Singapore and Malaysia. The Group allocates revenue on the basis of the location of the customer. The geographic revenue generates majority from Singapore, while less than 10% of the Group’ revenue generated from Malaysia.